Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 4,429,603	$ 7,435,566	$ 25,596,972	$ 26,928,439	$ 18,340,249
Cost of sales	(1,932,356)	(3,258,730)	(9,683,748)	(10,281,922)	(7,583,127)
Gross profit	2,497,247	4,176,836	15,913,224	16,646,517	10,757,122
Expenses
Salaries, wages and benefits	5,314,330	4,870,395	21,691,774	20,885,044	10,313,803
Sales and marketing	762,231	184,699	1,377,255	1,536,420	3,166,788
Research and development	531,950	749,164	3,179,353	1,078,164	498,099
General and administration	2,552,013	1,337,361	8,538,854	5,741,872	3,294,550
Professional and consulting fees	3,176,043	1,739,421	9,085,436	8,886,341	4,351,812
Share-based compensation	252,933	375,274	1,867,915	1,454,235	1,468,361
Depreciation and amortization	1,943,213	1,970,950	8,924,812	6,778,100	4,044,143
Total expenses	14,532,713	11,227,264	54,665,399	46,360,176	27,137,556
Operating loss	12,035,466	7,050,428	38,752,175	29,713,659	16,380,434
Other expenses (income)
Finance costs	1,858,637	2,235,927	8,618,794	6,033,510	3,217,500
Foreign exchange loss (gain)	622,509	367,428	(267,294)	1,198,372	494,404
Business acquisition costs and other expenses		324,410	346,420	1,811,682	9,880,170
Impairment					600,657
Fair value (gain) loss on derivatives	(2,493,270)	1,564,149	6,040,121
Other income	(398,268)	(1,910,306)	(7,126,097)	(2,932,342)	(167,913)
Loss before tax	11,625,074	9,632,036	46,364,119	35,824,881	30,405,252
Current tax expense (recovery)	288,863	238,797	157,303	(295,709)	181,895
Deferred tax (recovery) expense	(890,816)	(119,224)	(1,822,109)	(668,209)	(2,692,313)
Net loss for the year	11,023,121	9,751,609	44,699,313	34,860,963	27,894,834
Other comprehensive (income) loss
Foreign subsidiary translation differences	(649,089)	(385,347)	69,460	(1,209,006)	(607,302)
Comprehensive loss for the year	10,374,032	9,366,262	44,768,773	33,651,957	27,287,532
Net loss (income) for the year attributable to:
mCloud Technologies Corp. shareholders	9,777,570	10,270,725	44,329,707	36,870,267	29,839,342
Non-controlling interest	1,245,551	(519,116)	369,606	(2,009,304)	(1,944,508)
Net loss for the year	11,023,121	9,751,609	44,699,313	34,860,963	27,894,834
Comprehensive loss (income) for the year attributable to:
mCloud Technologies Corp. shareholders	9,147,568	9,923,174	44,427,305	35,563,921	29,431,628
Non-controlling interest	1,226,464	(556,912)	341,468	(1,911,964)	(2,144,096)
Comprehensive loss for the year	$ 10,374,032	$ 9,366,262	$ 44,768,773	$ 33,651,957	$ 27,287,532
Loss per share attributable to mCloud shareholders – basic and diluted	$ 0.61	$ 1.12	$ 3.73	$ 5.07	$ 7.3
Weighted average number of common shares outstanding - basic and diluted	16,147,560	9,171,378	11,898,183	7,272,464	4,085,322